Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2022	December 31, 2021
	€m	€m
Cash and cash equivalents	220.7	254.0
Restricted cash	0.3	0.2
Cash and cash equivalents	221.0	254.2